February 20, 2007

CORE BOND PORTFOLIO
(A SERIES OF DREYFUS INVESTMENT PORTFOLIOS)

Supplement to Prospectus
dated May 1, 2006

The Board of Trustees of Dreyfus Investment Portfolios has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Core Bond Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007
EMERGING LEADERS PORTFOLIO (A SERIES OF DREYFUS INVESTMENT PORTFOLIOS)
Supplement to Prospectus dated May 1, 2006

The Board of Trustees of Dreyfus Investment Portfolios has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Emerging Leaders Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007
FOUNDERS DISCOVERY PORTFOLIO (A SERIES OF DREYFUS INVESTMENT PORTFOLIOS)
Supplement to Prospectus dated May 1, 2006

The Board of Trustees of Dreyfus Investment Portfolios has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Founders Discovery Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007
FOUNDERS GROWTH PORTFOLIO (A SERIES OF DREYFUS INVESTMENT PORTFOLIOS)
Supplement to Prospectus dated May 1, 2006

The Board of Trustees of Dreyfus Investment Portfolios has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Founders Growth Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007
FOUNDERS INTERNATIONAL EQUITY PORTFOLIO (A SERIES OF DREYFUS INVESTMENT PORTFOLIOS)
Supplement to Prospectus dated May 1, 2006

The Board of Trustees of Dreyfus Investment Portfolios has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to the Founders International Equity Portfolio (the “Portfolio”). The Plan provides for the liquidation of the Portfolio, the distribution of the assets of the Portfolio to its shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of the Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the Plan is approved, the Liquidation of the Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, the Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of the Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.

February 20, 2007

CORE BOND PORTFOLIO
EMERGING LEADERS PORTFOLIO
FOUNDERS DISCOVERY PORTFOLIO
FOUNDERS GROWTH PORTFOLIO
FOUNDERS INTERNATIONAL EQUITY PORTFOLIO
(EACH A SERIES OF DREYFUS INVESTMENT PORTFOLIOS)

Supplement to Prospectus
dated May 1, 2006

The Board of Trustees of Dreyfus Investment Portfolios has approved, subject to shareholder approval, a Plan of Liquidation and Dissolution (the “Plan”) with respect to each of the Core Bond Portfolio, Emerging Leaders Portfolio, Founders Discovery Portfolio, Founders Growth Portfolio and Founders International Equity Portfolio (each, a “Portfolio”). Each Plan provides for the liquidation of the respective Portfolio, the distribution of the assets of the Portfolio to its respective shareholders and the closing of Portfolio shareholder accounts (the “Liquidation”).

It is currently contemplated that holders of shares of each Portfolio as of February 21, 2007 (the “Record Date”) will be asked to approve the respective Plan on behalf of the Portfolio at a special meeting of shareholders to be held on or about April 16, 2007. If the respective Plan is approved, the Liquidation of each Portfolio will occur on or about April 30, 2007.

In anticipation of the Liquidation, effective on or about February 23, 2007, each Portfolio will be closed to any investments for new accounts.

A Proxy Statement with respect to the proposed Liquidation will be mailed prior to the meeting to shareholders of each Portfolio as of the Record Date. The Proxy Statement will describe the proposed Liquidation and other matters.